Note 17 - Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
1
7
– Fair Value Measurements and Fair Values of Financial Instruments

Fair value estimates are based on quoted market prices, if available, quoted market prices of similar assets or liabilities, or the present value of expected future cash flows and other valuation techniques. These valuations are significantly affected by discount rates, cash flow assumptions, and risk assumptions used. Therefore, fair values estimates
may
not
be substantiated by comparison to independent markets and are not
intended to reflect the proceeds that
may
be realizable in an immediate settlement of the instruments.

Fair value is determined at
one
point in time and is
not
representative of future value. These amounts do
not
reflect the total value of a going concern organization. Management does not
have the intention to dispose of a significant portion of its assets and liabilities and therefore, the unrealized gains or losses should not
be interpreted as a forecast of future earnings and cash flows.

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three
broad levels of pricing are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:
Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The following is a discussion of assets and liabilities measured at fair value on a recurring and non-recurring basis and valuation techniques applied:

Investment
Securities Available
For
Sale:
The fair value of securities available for sale are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level
1
), or matrix pricing (Level
2
), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

We
may
be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with U
.S. GAAP. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Impaired Loans:
Impaired loans are carried at the lower of cost or the fair value of the collateral for collateral-dependent loans less estimated costs to sell. Collateral is primarily in the form of real estate. The use of independent appraisals, discounted cash flow models and management’s best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and impaired loans are therefore classified within Level
3
of the fair value hierarchy.

Other Real Estate Owned:
Other real estate owned is carried at the lower of the investment in the real estate or the fair value of the real estate less estimated selling costs. The use of independent appraisals and management’s best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and therefore other real estate owned is classified within Level
3
of the fair value hierarchy.

T
he table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of
December 31, 2017 (
in thousands):

	Dec ember 3 1 , 2017
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$5,643	$--	$5,643	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,342	--	1,342	--
Federal National Mortgage Association mortgage- backed securities	570	--	570	--
Debt securities, U.S. government agency	357	--	357	--
Total investment securities available for sale	$7,912	$--	$7,912	$--
Total recurring fair value measurements	$7,912	$--	$7,912	$--

Nonrecurring fair value measurements
Impaired loans	$2,832	$--	$--	$2,832
Total nonrecurring fair value measurements	$2,832	$--	$--	$2,832

T
he table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of
December 31, 2016 (
in thousands):

	Dec ember 3 1, 2016
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$6,590	$--	$6,590	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,871	--	1,871	--
Federal National Mortgage Association mortgage- backed securities	740	--	740	--
Debt securities, U.S. government agency	354	--	354	--
Total investment securities available for sale	$9,555	$--	$9,555	$--
Total recurring fair value measurements	$9,555	$--	$9,555	$--

Nonrecurring fair value measurements
Impaired loans	$1,895	$--	$--	$1,895
Other real estate owned	435	--	--	435
Total nonrecurring fair value measurements	$2,330	$--	$--	$2,330

T
he following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used Level
3
inputs to determine fair value as of
December 31, 2017
and
2016
(dollars in thousands):

	December 31 , 201 7
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$2,832	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	27% (1%)

	December 31, 201 6
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,895	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	22% (2%)

Other real estate owned	$435	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	29% (12%)
_________________
(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals
may
be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

The estimated fair values of the Company
’s financial instruments were as follows at
December 31, 2017
and
2016
(in thousands):

		Fair Value Measurements at
		December 31, 201 7
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$7,910	$7,910	$7,910	$--	$--
Investment in interest-earning time deposits	4,879	4,912	--	--	4,912
Investment securities available for sale	7,912	7,912	--	7,912	--
Loans held for sale	7,006	7,232	--	7,232	--
Loans receivable, net	201,667	202,803	--	--	202,803
Accrued interest receivable	1,021	1,021	1,021	--	--
Investment in FHLB stock	1,234	1,234	1,234	--	--
Bank-owned life insurance	3,814	3,814	3,814	--	--

Financial Liabilities
Deposits	186,221	187,309	41,183	--	146,126
FHLB short-term borrowings	10,000	10,000	10,000	--	--
FHLB long-term borrowings	18,000	16,982	--	--	16,982
Accrued interest payable	167	167	167	--	--

		Fair Value Measurements at
		December 31, 201 6
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$9,300	$9,300	$9,300	$--	$--
Investment in interest-earning time deposits	6,098	6,163	--	--	6,163
Investment securities available for sale	9,555	9,555	--	9,555	--
Loans held for sale	4,712	4,879	--	4,879	--
Loans receivable, net	176,807	177,870	--	--	177,870
Accrued interest receivable	862	862	862	--	--
Investment in FHLB stock	713	713	713	--	--
Bank-owned life insurance	3,728	3,728	3,728	--	--

Financial Liabilities
Deposits	177,007	179,050	39,939	--	139,111
FHLB short-term borrowings	7,000	7,000	7,000	--	--
FHLB long-term borrowings	8,500	8,507	--	--	8,507
Accrued interest payable	142	142	142	--	--

The following methods and assumptions were used to measure the fair value of financial instruments recorded at cost on the Company
’s consolidated balance sheets:

Cash and Cash Equivalents.
The carrying amounts reported in the consolidated balance sheets for cash and short-term instruments approximate those assets’ fair values.

Interest-Earning Time Deposits.
Fair values for interest-earning time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits. The Company generally purchases amounts below the insured limit, limiting the amount of credit risk on these time deposits.

Loans Held for Sale
. Fair values of loans held for sale are based on commitments on hand from investors at prevailing market rates.

Loans Receivable, Net.
The fair values of loans are estimated using discounted cash flow methodology. The discount rates take into account interest rates currently being offered to customers for loans with similar terms, the credit risk associated with the loan and market factors, including liquidity. The valuation of the loan portfolio reflects discounts that the Company believes are consistent with transactions occurring in the market place for both performing and distressed loan types. The carrying value that fair value is compared to is net of the allowance for loan losses and other associated premiums and discounts. Due to the significant judgment involved in evaluating credit quality, loans are classified with Level
3
of the fair value hierarchy.

Accrued Interest Receivable.
The carrying amount of accrued interest receivable approximates its fair value.

Investment in
Federal Home Loan Bank Stock.
The carrying amount of restricted investment in Federal Home Loan Bank stock approximates fair value, and considers the limited marketability of such securities.

Bank-Owned Life Insurance.
The carrying amount of the investment in bank-owned life insurance approximates its cash surrender value under the insurance policies.

Deposits.
The carrying amount is considered a reasonable estimate of fair value for demand savings and money market deposit accounts. The fair value of fixed maturity certificates of deposit is estimated by a discounted cash flow method using the rates currently offered for deposits of similar maturities.

Federal Home Loan Bank Borrowings.
Fair values of long-term FHLB borrowings are estimated based on rates currently available to the Company for similar terms and remaining maturities. The carrying amount of short-term FHLB borrowings approximates its fair value.

Accrued Interest
Payable
.
The carrying amount of accrued interest payable approximates its fair value.

Off-Balance Sheet Financial Instruments.
Off-balance sheet financial instruments consist of commitments to extend credit. Fair values for commitments to extend credit are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreement and the present credit standing of the counterparties. The estimated fair value of the commitments to extend credit are insignificant and therefore are not
presented in the above table.